Basis of Preparation and Significant Accounting Policies - Additional Information (Details) $ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2020 DKK (kr)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 DKK (kr) BusinessUnit	Dec. 31, 2019 DKK (kr)	Dec. 31, 2018 DKK (kr)
Basis of preparation and significant accounting policies
Proceeds from issuance of shares	kr 534,500,000	$ 83.7	kr 1,280,786,000	kr 19,000
Number of business units | BusinessUnit			1
Revenue			kr 0	kr 0	kr 0
Rent concessions related to Covid 19			kr 0
ADSs
Basis of preparation and significant accounting policies
Proceeds from issuance of shares	kr 534,500,000	$ 83.7